NOTE 7 - INTANGIBLE ASSETS - Trademarks (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019	Dec. 30, 2019
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Trademarks	$ 28,211	$ 17,330
Newz Mine [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Trademarks	9,548		$ 5,461
Citizens Journalist [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Trademarks	$ 18,663	$ 11,869